RELATED PARTY TRANSACTION (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Maximum average monthly gross compensation fee	$ 25,300	$ 28,100
Bonus entitled as a percentage of the total amount raised by the Company on the underwritten public offering		0.25%
Percent of EBITDA entitlement		4.25%
Board of Directors [Member]
Related Party Transaction [Line Items]
Compensation		$ 359	$ 323	$ 369